Benefit Plans - Summary of Defined Benefit Plan Weighted Average Assumptions Used In Determining The Benefit Obligation (Detail)	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Discount rate	2.38%	3.25%